Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue	$ 69,762	$ 61,992	$ 48,977
Royalties	(3,498)	(2,923)	(2,455)
Production costs	(36,180)	(32,086)	(30,019)
Depreciation	(3,763)	(3,491)	(3,322)
Gross profit	26,321	23,492	13,181
Other income	2,594	1,330	110
Other expenses	(195)	(55)
Administrative expenses	(5,911)	(7,263)	(7,622)
Equity-settled share-based payment expense	(835)	(170)	(24)
Cash settled share-based payment expense	(976)	(618)
Sale of Blanket Mine treasury		3,202
Net Foreign exchange gain	(380)	(505)	2,850
Loss on settlement of hedge		(435)
Operating profit	20,618	18,978	8,495
Finance income	38	16	1
Finance expense	(69)	(192)	(536)
Profit before tax	20,587	18,802	7,960
Tax expense	(8,691)	(7,717)	(2,370)
Profit for the year	11,896	11,085	5,590
Other comprehensive income
Foreign currency translation differences of foreign operations	373	262	(3,291)
Tax on other comprehensive income			199
Total comprehensive income for the year	12,269	11,347	2,498
Profit attributable to:
Owners of the Company	9,384	8,526	4,779
Non-controlling interests	2,512	2,559	811
Profit for the year	11,896	11,085	5,590
Total comprehensive income attributable to:
Owners of the Company	9,757	8,788	1,687
Non-controlling interests	2,512	2,559	811
Total comprehensive income for the year	$ 12,269	$ 11,347	$ 2,498
Earnings per share
Basic earnings -per share ($) (in dollars per share)	$ 0.86	$ 0.79	$ 0.45
Diluted earnings - per share ($) (in dollars per share)	$ 0.86	$ 0.79	$ 0.45